TAXES (Tables)	12 Months Ended
Dec. 31, 2017
Taxes [Abstract]
Components of Income Tax (Provisions) and Benefits

The components of the income tax provisions follow:

For the year ended December 31,	2017	2016	2015
Current	$44	$440	$140
Deferred	-	-	-
Total provision for income taxes	$44	$440	$140

Reconcilation of Effective to Statutory Tax Rate

The differences between income taxes expected at the Marshall Islands statutory income tax rate of zero percent and the reported income tax provisions are summarized as follows:

For the year ended December 31,	2017	2016	2015
Marshall Islands statutory income tax rate	-%	-%	-%
Change in valuation allowance	0.78%	25.29%	-%
Liquidation of subsidiaries	(0.88)%	(29.53)%	-%
Income subject to tax in other jurisdictions	0.06%	1.76%	0.08%
Effective income tax rate	(0.04)%	(2.48)%	0.08%

Components of Deferred Tax Liabilities and Assets

The significant components of the Company’s deferred tax liabilities and assets follow:

As of December 31,	2017	2016
Deferred tax assets:
Net operating loss carryforwards	$1,178	$1,711
Excess of tax over book basis of depreciable assets	548	548
Pensions	2,852	3,147
Total deferred tax assets	4,578	5,406
Less: Valuation allowance	(4,578)	(5,406)
Deferred tax assets, net	-	-
Net noncurrent deferred tax assets/(liabilities)	$-	$-

Reconcilation of Amounts of Unrecognized Tax Benefits

The following is tabular rollforward of the Company’s unrecognized tax benefits (excluding interest and penalties):

	2017	2016
Balance of unrecognized tax benefits as of January 1,	$153	$40
Increases for positions taken in prior years	-	115
Decreases for positions taken in prior years	-	-
Changes due to currency translations	-	(2)
Balance of unrecognized tax benefits as of December 31,	$153	$153